Stockholders' Equity (Deficit) - Warrants (Details Textual) (USD $)	0 Months Ended		12 Months Ended	0 Months Ended		1 Months Ended
	Feb. 21, 2014	Mar. 01, 2013	Dec. 31, 2013	Aug. 15, 2013	May 31, 2013	May 22, 2013	Aug. 12, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, shares, new issues		58,139	5,001
Recognized loss on exchange of warrant			$ 732
Class of warrant or right, expiration period	5 years	5 years
Stock Issued During Period, Value, New Issues		15,000
Shares Issued, Price Per Share		$ 0.258
Secured Line of Credit Facility [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Line of credit facility, maximum borrowing capacity		1,500,000
Warrants Not Settleable in Cash, Fair Value Disclosure		7,209
Unsecured Debt [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Not Settleable in Cash, Fair Value Disclosure		706,000
Short-term Debt						750,000	520,000
Warrants issued to purchase shares under the notes payable (shares)				2,092,064		1,000,000
Warrants issued to purchase shares under the notes payable agreement, exercise price (per share)					$ 0.25
Warrant conversion period to purchase shares (in years)					5 years	5 years
Granted					1,687,500
Additional warrants issued to purchase shares (shares)					3,187,500
Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Short-term Debt					$ 750,000